As filed electronically with the Securities and Exchange Commission on
                                 April 30, 2003
                       (File Nos. 33-95688 and 811-09084)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 14 [x]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 16 [x]


                                 THE WEISS FUND
               (Exact Name of Registrant as Specified in Charter)

        4600 E. Park Drive, Suite 201, Palm Beach Gardens, Florida 33410
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (561) 627-3300

                                 Martin D. Weiss
                          Weiss Money Management, Inc.
                          4600 E. Park Drive, Suite 201
                        Palm Beach Gardens, Florida 33410
                     (Name and Address of Agent for Service)

                                   Copies to:

                             John V. O'Hanlon, Esq.
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                                Boston, MA 02116


[X] It is proposed that this Post-Effective Amendment will become effective on May 1, 2003 pursuant to paragraph (b) of Rule 485.

THIS POST-EFFECTIVE AMENDMENT NO. 14 TO THE REGISTRATION STATEMENT OF THE WEISS FUND (THE "REGISTRANT") IS FILED FOR THE PURPOSES OF UPDATING CERTAIN FINANCIAL INFORMATION FOR WEISS TREASURY ONLY MONEY MARKET FUND, A SERIES OF THE
REGISTRANT (THE "FUND"), FILING CERTAIN EXHIBITS TO THE REGISTRANT'S REGISTRATION STATEMENT AND EFFECTING CERTAIN NON-MATERIAL CHANGES TO THE FUND'S DISCLOSURE DOCUMENTS.

                                                              Prospectus



                                                              May 1, 2003



THE WEISS FUND

WEISS TREASURY ONLY MONEY MARKET FUND

4600 E. Park Drive, Suite 201
Palm Beach Gardens, FL 33410
(800) 289-8100

-- Weiss Treasury Only Money Market Fund seeks maximum current income consistent with preservation of capital.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
---------------------------------------------------------------------------------------------------------------------

Fund Goals, Principal Strategies,
  Performance and Principal Risks.. ...           1
Fees and Expenses......................           3
More Information About the Fund's
  Investments and Risks................           4
Fund Management........................           4
Dividends and Distributions............           5
Taxes..................................           5
Financial Highlights...................           7
How to Invest in the Fund..............           8
Opening an Account.....................           8
Adding to Your Investment..............           9
Redeeming Fund Shares..................           9
Transaction Information................          10
Shareholder Services...................          12
Additional Information.................        back
                                              cover

WEISS TREASURY ONLY MONEY MARKET FUND

------------------------------------------------------
FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISKS
------------------------------------------------------

  GOAL Weiss Treasury Only Money Market Fund (the "Fund") seeks maximum current income consistent with preservation of capital. This objective may be changed without the approval of the Fund's shareholders.

  PRINCIPAL STRATEGY The Fund pursues its objective by investing exclusively in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, repurchase agreements secured by such obligations and other funds that invest primarily in Treasuries. The Fund maintains a dollar-weighted average maturity of 90 days or less. In selecting portfolio investments, the Fund's investment adviser, Weiss Money Management, Inc. (which we refer to as "Weiss" or the "Manager"), with the assistance of the Fund's Sub-Adviser, identifies securities that present minimum credit risk and, from this group, makes an investment decision after assessing factors such as the trend in interest rates, the shape of the Treasury yield curve, and tax rates, and then selects from available yields and maturities. A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the Fund, unless the Fund's Board determines that selling the security would not be in the best interests of the Fund.

PRINCIPAL RISKS

  - An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  - As with most money market funds, the major factor affecting the Fund's performance is short-term interest rates. If short-term interest rates fall, the Fund's yield is also likely to fall.

  - The Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

  - U.S. TREASURY SECURITIES Because short-term interest rates can fluctuate substantially over short periods, income risk to shareholders (i.e., the potential for a decline in the Fund's income due to falling interest rates) with respect to the Fund's investments in short-term U.S. Treasury securities is expected to be high. As interest rates change, the values of such securities will also fluctuate.

  - REPURCHASE AGREEMENTS If the seller of the securities under a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and be subject to higher losses to the extent such disposal is delayed.

  PERFORMANCE: The chart and table below provide some indication of the risks of investing in the Fund by showing performance changes from year to year and by showing average annual returns over time. Keep in mind that past performance is no guarantee of future performance.

Annual Total Returns as of December 31 Each Year

[BAR CHART]


1997                                                          4.71%
1998                                                          4.67%
1999                                                          4.35%
2000                                                          5.65%
2001                                                          3.54%
2002                                                          1.14%



BEST QUARTER:   1.47% (December 31, 2000)
WORST QUARTER:  0.47% (December 31, 2001)


AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2002)


    One Year                                    1.14%
    Five Year                                   3.85%
    Since Inception                             4.05%*


* The Fund commenced operations on June 28, 1996.


7 Day Yield (as of December 31, 2002)          0.89%


The Fund's return and yield are after deduction of expenses. The Fund's return and yield would have been lower had certain expenses not been waived and reimbursed.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)


Redemption Fee(1)                                              None
(as a percentage of amount redeemed)


(1)A $15 service fee may be charged for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)



Management Fee                                               0.50%

Other Expenses                                               0.32%

Total Annual Fund Operating Expenses                         0.82%

Expenses Waived or Reimbursed                                0.14%

Net Fund Operating Expenses*                                 0.68%

* For the fiscal year ended December 31, 2002, the Fund's Manager contractually waived fees and reimbursed the Fund's expenses such that the Fund's actual operating expenses amounted to 0.60%. The Manager has contractually agreed to waive fees and/or reimburse the Fund's expenses through April 30, 2004 to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses do not exceed 0.68%.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your costs would be:

1 Year                                                          $69

3 Years                                                        $248

5 Years                                                        $441

10 Years                                                     $1,001

------------------------------------------------------
MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISKS
------------------------------------------------------

PRINCIPAL INVESTMENTS

The Fund's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

--U.S. TREASURY SECURITIES. The Fund invests primarily in U.S. Treasury securities, which are direct obligations of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities and times of issuance. For example, Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. The payment of principal and interest on U.S. Treasury securities is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality.

--REPURCHASE AGREEMENTS. As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements secured by U.S. Treasury securities that mature within seven days or less with selected banks and broker-dealers. When the Fund enters into a repurchase agreement, it buys securities for a specified price and agrees to resell the securities to the seller at a higher price at some future date, normally one to seven days from the time of initial purchase.

OTHER INVESTMENTS

OTHER INVESTMENT COMPANIES. The Fund may also invest in the securities of other mutual funds investing primarily in U.S. Treasury securities subject to applicable securities regulations. When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.

------------------------------------------------------
FUND MANAGEMENT
------------------------------------------------------

INVESTMENT MANAGER

Weiss Money Management, Inc., 4600 E. Park Drive, Suite 201, Palm Beach Gardens, Florida 33410, is the investment adviser to the Fund, and is responsible for the day-to-day management of the portfolio. The Manager has been providing investment advisory services to The Weiss Fund (the "Trust") since the Trust's inception in 1996 and to individual clients since the Manager's inception in 1980.

Under an investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments.


The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 0.50% of the Fund's average net assets. For the fiscal year ended December 31, 2002, the Fund paid the Manager a fee equal to 0.28% of the Fund's average net assets, since the Manager waived a portion of its fee in order to limit the Fund's expenses.

Currently, the Manager contractually limits total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification and extraordinary expenses) to an annual rate of 0.68% of the average net assets of the Fund, which lowers the Fund's expenses and increases its yield. This expense limitation may be terminated or revised each year, at which point the Fund's expenses may increase and its yield may be reduced.

SUB-ADVISER


Delray Financial Corporation, 10356 St. Andrews Road, Boynton Beach, Florida 33436 ("Delray"), has been retained by the Manager to provide subadvisory services to the Fund. John N. Breazeale is the sole owner, principal executive officer and sole director of Delray, and was the portfolio manager for the Fund from its inception until 2001. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 32 years' experience in the securities industry. Under a subadvisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund's assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager's independent judgment regarding the appropriateness of Delray's investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund.


PORTFOLIO MANAGER

SEBASTIAN LEBURN. Mr. Leburn, Portfolio Manager, has been the portfolio manager for the Fund since October 15, 2001. Prior to that time, he served as the assistant to the portfolio manager since October 18, 1999. He is assisted by a team of investment professionals from the Manager, which with Mr. Leburn is responsible for overseeing the Fund's investment program and implementing the recommendations of Delray as to the investment of the Fund's assets.

------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------

The Fund intends to distribute substantially all of its net investment income and any net realized capital gains. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. The Fund's expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. In general, if an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends are declared daily. The Fund intends to distribute dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement.

------------------------------------------------------
TAXES
------------------------------------------------------

Dividends paid out of the Fund's net investment income and net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Distributions may be subject to federal income tax in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

If you purchase Fund shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment. To avoid this result, check the Fund's distribution schedule before you invest.

Each year the Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

The foregoing discussion of federal tax consequences is intended for general information only. Fund distributions may also be subject to state, local and foreign taxes. In many states Fund distributions which are derived from interest on U.S. Treasury securities are exempt from taxation. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

THE WEISS FUND

For a share outstanding throughout each period.


                                                       WEISS TREASURY ONLY MONEY MARKET FUND
                                      ------------------------------------------------------------------------
                                      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          2002           2001           2000           1999           1998
                                      ------------   ------------   ------------   ------------   ------------
Net Asset Value, beginning of year:     $   1.00       $   1.00       $   1.00       $   1.00       $  1.00
                                        --------       --------       --------       --------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                     0.01           0.03           0.06           0.04          0.05
                                        --------       --------       --------       --------       -------
LESS DISTRIBUTIONS:
From net investment income:                (0.01)         (0.03)         (0.06)         (0.04)        (0.05)
                                        --------       --------       --------       --------       -------
NET ASSET VALUE, END OF YEAR:           $   1.00       $   1.00       $   1.00       $   1.00       $  1.00
                                        ========       ========       ========       ========       =======
TOTAL RETURN                                1.14%          3.54%          5.65%          4.35%         4.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year: (000)          $182,559       $137,136       $130,053       $118,930       $69,049
Ratio of expenses to average net
  assets(1)                                 0.60%          0.59%          0.50%          0.50%         0.53%
Ratio of net investment income to
  average net assets(2)                     1.11%          3.48%          5.51%          4.24%         4.55%


---------------

(1) Expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2002, 2001, 2000, 1999 and 1998 would have been 0.82%,
    0.87%, 0.90%, 0.92%, and 1.14%, respectively.

(2) Net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 2002, 2001, 2000, 1999 and 1998 would have been 0.89%, 3.20%, 5.11%, 3.82%, and 3.94%, respectively.

------------------------------------------------------
HOW TO INVEST IN THE FUND
------------------------------------------------------

BUYING SHARES

Purchase orders for shares of the Fund which are received by the transfer agent on any business day prior to 12:00 noon eastern time, receive the net asset value per share next determined after receipt of the order by the transfer agent and are executed that day. Purchase orders received after 12:00 noon eastern time receive the net asset value per share next determined after receipt of the order by the transfer agent and are executed the following business day. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the New York Stock Exchange or the Federal Reserve is closed.

Fund shares may be purchased without a sales charge if you purchase them through the Fund's distributor. Broker-dealers other than the distributor may assess transaction charges in connection with purchases of Fund shares.

PURCHASES BY CHECK

Fund shares may be purchased by a check drawn on an account belonging to the prospective shareholder. See "Opening an Account" for minimum purchase requirements. If you purchase shares with a check that does not clear, your purchase order will be canceled and you will be liable for any losses or fees the Fund or the transfer agent incurred. Checks must be drawn on a U.S. bank. Purchases by check are executed on the day the check is received in good order by the transfer agent. Purchases are made in full and fractional shares. Checks for investment should be payable to the Fund.

Please see "Transaction Information" later in this prospectus for additional information on buying, redeeming and exchanging Fund shares.

------------------------------------------------------
OPENING AN ACCOUNT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum initial investment is $1,000.

BY MAIL

Complete an account application and mail it along with a check payable to the Fund to:

                                 The Weiss Fund
                                 P.O. Box 9833
                              Providence, RI 02940

or by overnight mail to:

                                 The Weiss Fund
                             c/o PFPC Trust Company
                        400 Bellevue Parkway, Suite 108
                             Wilmington, DE 19899.

BY WIRE

If you are wiring funds, please contact a Fund representative at (800) 430-9617 to open an account.

Ask your bank to send immediately available funds by wire to:

     PNC Bank N.A.
     Philadelphia, PA 19103
     ABA No. 031000053
     DDA Account # 86-1030-3574
     Further Credit to: (Shareholder Name and Account Number)

The wire should include your name, address and taxpayer identification number and the name of the

Fund. An account application indicating the name in which the purchase is to be made must be completed and mailed by you to the address under "Opening an Account -- By Mail" above via overnight delivery or sent by facsimile transmission. Purchase money will be returned promptly in the event a completed account application is not received. Please call the Fund's transfer agent at
(800) 430-9617 for additional information prior to making a purchase by wire and consult your bank regarding bank wire or other charges.

------------------------------------------------------
ADDING TO YOUR INVESTMENT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum amount required to make subsequent investments in the Fund is $100.

BY MAIL

Make a check payable to the Fund and mail to the address shown above in "Opening an Account -- By Mail." Please be sure to include your account number on the check and, if possible, use the tear off form attached to your regular Fund account statement.

BY WIRE

Ask your bank to send immediately available funds by wire to:

     PNC Bank N.A.
     Philadelphia, PA 19103
     ABA No. 031000053
     DDA Account # 86-1030-3574
     Further Credit to: (Shareholder Name and Account Number)

The wire should include your name and account number. Please call the Fund's transfer agent at (800) 430-9617 regarding purchases by wire and consult your bank regarding bank wire or other charges.

AUTOMATIC INVESTMENT PLAN

Please call (800) 430-9617 for more information and to request an election form. Or, you may elect this option at the time you open your account by completing sections 6 and 8 of the new account application form. See "Shareholder
Services -- Automatic Investment Plan."

------------------------------------------------------
REDEEMING FUND SHARES
------------------------------------------------------

The Fund mails redemption proceeds within three business days following the receipt of a redemption request in proper form as described below, except in the case of shares recently purchased by check. The Fund may delay payment of redemption proceeds for shares purchased by check until the check clears, which may take up to 15 days from the purchase date. Once the purchase check has cleared, redemption proceeds will be sent within three business days. Redemptions receive the net asset value per share next determined after the order is placed.

Redemptions in the amount of $50,000 or more require a Medallion Signature Guarantee. Please refer to "Medallion Signature Guarantees" later in this prospectus for more information.

The redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

BY TELEPHONE

Call (800) 430-9617 and speak with a service representative of The Weiss Fund anytime between 8:30 a.m. and 4:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. Redemptions may be by check, or, if you previously selected wire redemption privileges on your account application, by wire. Checks must be sent to the shareholder's address of record and can be for any amount. Wire redemptions must be made in amounts of at least $1,000. A $15 service charge may be charged for redemptions by wire. See "Transaction Information -- Telephone Transaction" below.

BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account -- By Mail." Please be sure to include your account number in your request.

AUTOMATIC WITHDRAWAL PLAN

Call (800) 430-9617 for more information and to request an election form. Or, you may elect this option at the time you open your account by completing section 9 of the new account application form. See "Shareholder
Services -- Automatic Withdrawal Plan."

------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE

For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the Exchange observes.

The Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. The Fund's assets are valued at amortized cost in accordance with the Fund's procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940.

On those days where the Fund's custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

TELEPHONE TRANSACTIONS

Shareholders automatically receive the Telephone Transaction Privilege. The Telephone Transaction Privilege allows a shareholder to effect transac-tions as outlined in this prospectus, by calling (800) 430-9617. If a shareholder does not wish to have this privilege, he or she must place a checkmark in the appropriate box in the Telephone Transaction Authorization portion of the account application.

Neither the Fund nor the transfer agent will be liable for following instructions communicated by telephone reasonably believed to be genuine and a loss to the shareholder may result due to an unauthorized transaction. The Fund and the transfer agent will employ reasonable procedures (which may include one or more of the following: recording all telephone calls, requesting telephone exchanges or other instructions, verifying authorization and requiring some form of personal identification prior to acting upon instructions, and sending a statement each time a telephone transaction is effected) to confirm that instructions communicated by telephone are genuine. The Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions only if such reasonable procedures are not followed.

Of course, shareholders are not obligated in any way to execute a telephone transaction and may choose to give such instructions in writing. During periods of drastic economic or market changes, it is possible that the Telephone Transaction Privilege may be difficult to implement. In this event, shareholders should follow the other transaction procedures described in this prospectus.

MEDALLION SIGNATURE GUARANTEES

Certain types of redemption requests must include a Medallion Signature Guarantee for each name in which the account is registered. Medallion Signature Guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day; (ii) any amount, if the redemption proceeds are to be sent elsewhere than the address of record on the Fund's books; or (iii) an amount of $50,000 or less if the address of record has been changed on the Fund's books for less than 60 days, although the transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions. A Medallion Signature Guarantee stamp may be obtained from a member of a national securities exchange, a U.S. commercial bank, trust company, or Federally chartered savings and loan, or other recognized member of the Medallion Signature Guarantee program. A notarization from a notary public is NOT acceptable. Guarantees must be signed by an authorized person at one of these institutions.

TAX IDENTIFICATION NUMBER

When you complete your account application, please be sure to certify that your Social Security or tax identification number is correct and that you are not subject to 30% backup withholding for failing to report income to the IRS. Federal tax law requires the Fund to withhold 30% of taxable distributions from most accounts without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject account applications without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund also reserves the right to redeem shares from accounts without such information upon 30 days' notice. Shareholders may avoid redemption by providing the Fund with a tax identification number and certain other certified information during the notice period.

SUBMINIMUM ACCOUNTS

The Fund reserves the right to involuntarily redeem an account after 30 days' written notice, if the account's net asset value falls and remains below a $500 minimum due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND

In unusual circumstances, the Fund may make payment in readily marketable portfolio securities at their market value equal to the redemption price.

SHORT-TERM TRADING

The Fund and the transfer agent may restrict purchase transactions when a pattern of frequent purchases and redemptions in response to short-term fluctuations in the Fund's share price appears evident.

------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------

CHECKWRITING PRIVILEGES

You may elect to redeem shares by writing checks against your account balance in the Fund for at least $50 by completing a signature card of The Weiss Fund. Your Fund investments will continue to earn dividends until your purchase check is presented to the Fund for payment. Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. For additional information call (800) 430-9617.

AUTOMATIC INVESTMENT PLAN

You may elect to have money automatically transferred from your bank account into your Fund account at regular intervals of your choice. Your bank account must be a checking or bank money market account maintained at a domestic financial institution that is an Automated Clearinghouse Member. A minimum investment of $50 per transaction is required for participation in the Automatic Investment Plan. Please call (800) 430-9617 for additional information.

AUTOMATIC WITHDRAWAL PLAN

You may elect to have money automatically withdrawn from your Fund account on a monthly, quarterly, semi-annual or annual basis in the amount of $100 or more. The automatic withdrawal will be made on or about the 25th day of each month. Please call (800) 430-9617 for additional information.

DIVIDEND REINVESTMENT PLAN

Dividends will be automatically reinvested in additional shares of the Fund unless otherwise indicated on the account application. Please call (800) 430-9617 for additional information.

INDIVIDUAL RETIREMENT ACCOUNTS


The Fund offers Individual Retirement Account ("IRA") and Roth IRA plans as well as Coverdell Education Savings Accounts. PNC Trust Company, which serves as custodian or trustee under the Fund's IRA, Roth IRA and Coverdell Education Savings Accounts, charges certain nominal fees for the annual maintenance of such accounts. Please call (800) 430-9617 for additional information and account materials.

------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------

The following documents contain further details about the Fund and are available upon request and without charge:

ANNUAL AND SEMI ANNUAL REPORTS - Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI") - The SAI contains more detailed disclosure on features, investments and policies of the Fund. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries to the Fund, obtain the above documentation free of charge and request other information about the Fund by contacting:

THE WEISS FUND
4600 E. Park Drive, Suite 201
Palm Beach Gardens, FL 33410
(800) 289-8100

Information about the Fund, including these documents, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the following address:

U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Room
450 Fifth Street NW
Washington, DC 20549-0102

INVESTMENT COMPANY ACT
File Number 811-09084
                             [THE WEISS FUND LOGO]
                                 WEISS TREASURY
                                   ONLY MONEY
                                  MARKET FUND
                                   Prospectus
                                   (Enclosed)

                                 THE WEISS FUND

                          4600 E. Park Drive, Suite 201
                          Palm Beach Gardens, FL 33410
                                 (800) 289-8100



                       Statement of Additional Information
                                   May 1, 2003



                      Weiss Treasury Only Money Market Fund


This Statement of Additional Information pertains to the Weiss Treasury Only Money Market Fund (the "Fund") which is a separate, diversified series of The Weiss Fund, a Massachusetts business trust (the "Trust") that currently consists of one portfolio. The Fund is managed by Weiss Money Management, Inc. (the "Manager").


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Fund dated May 1, 2003, as amended from time to time, copies of which may be obtained from the Trust without charge by writing to the above address or by calling (800) 289-8100.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES..............................1

         Investment Objective..................................................1
         Investments...........................................................1
         Investment Restrictions...............................................3

ORGANIZATION OF THE FUND.......................................................6


TRUSTEES AND OFFICERS..........................................................7


MANAGEMENT COMPENSATION........................................................9


INVESTMENT ADVISORY AND OTHER SERVICES........................................11

         Investment Manager...................................................11
         Sub-Adviser..........................................................11
         Distributor..........................................................12
         Code of Ethics.......................................................12
         Administrator........................................................13
         Transfer Agent, Dividend Disbursing Agent and Custodian..............13

PERFORMANCE INFORMATION.......................................................13

         Average Annual Total Return..........................................13
         Cumulative Total Return..............................................14
         Total Return.........................................................14
         Capital Change.......................................................14
         Yield................................................................15
         Comparison of Portfolio Performance..................................15

BUYING SHARES.................................................................16


REDEMPTIONS...................................................................17


DIVIDENDS AND DISTRIBUTIONS...................................................17


TAXES.........................................................................18


BROKERAGE ALLOCATION..........................................................20


NET ASSET VALUE...............................................................21


INDEPENDENT ACCOUNTANTS.......................................................21


FINANCIAL STATEMENTS..........................................................21


ADDITIONAL INFORMATION........................................................22


APPENDIX A....................................................................23

INVESTMENT OBJECTIVE, RESTRICTIONS AND TECHNIQUES

The Fund is a diversified series of the Trust, an open-end, management investment company. The Fund's investment objective is discussed in the Prospectus and summarized below. There is no assurance that the Fund will achieve its objective. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval. Unless otherwise stated, the Fund's policies are not fundamental.

Investment Objective

The investment objective of the Fund is to seek maximum current income consistent with preservation of capital. The Fund pursues its objective by investing exclusively in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, repurchase agreements secured by such obligations and other funds that invest primarily in Treasuries. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily. Under certain circumstances the Fund may not be able to maintain a stable net asset value.

Investments

U.S. Treasury Securities

The Fund invests primarily in direct obligations of the U.S. Treasury (e.g., Treasury bills, notes, and bonds). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and therefore they are of the highest possible credit quality. U.S. Treasury securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

In general, investing in debt securities involves both interest rate and credit risk. As a rule, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Debt securities with longer maturities generally are more volatile than those with shorter maturities.

Repurchase Agreements

The Fund may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government or other high quality short-term debt obligation (an "Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Fund, that utilize them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Fund seeks to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Fund utilizes custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days' or less notice. Such repurchase agreements will be regarded as illiquid instruments. the Fund currently intends to limit its investments in repurchase agreements to those with maturities of less than seven days.

The Fund may also enter into repurchase agreements with any party deemed creditworthy by the Manager, including broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

Zero Coupon Securities. The Fund may invest up to 10% of its assets in zero coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity.

Current federal income tax law requires holders of zero coupon securities to report the portion of any original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations thereunder, the Fund must distribute its investment company taxable income, including any original issue discount accrued on zero coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of any accrued original issue discount on these bonds, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Other Investment Companies. For temporary defensive or emergency purposes, the Fund may invest up to 100% of its assets in cash or in the securities of other mutual funds investing primarily in U.S. Treasury securities and repurchase agreements subject to applicable securities regulations. When the Fund invests in another mutual fund, it pays a pro rata portion of the advisory fees and other expenses of that fund as a shareholder of that fund. These expenses are in addition to the advisory and other expenses the Fund pays in connection with its own operations.

When-Issued Securities. When the Fund purchases new issues of securities on a when-issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S. Treasury securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates (i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise). For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. In other words, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment. Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Investment Restrictions

The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy.

As a matter of fundamental policy, the Fund may not:

     (1) with respect to 75% of its total assets taken at market value purchase more than 10% of the voting securities of any one issuer; or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government and securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes, or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase any securities which would cause 25% or more of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government. (For purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.)

     (4) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
          (ii) securities secured by real estate or interest therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

     (5) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (6) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans; and

     (7)  issue   senior   securities,   except  as   appropriate   to  evidence
          indebtedness which the Fund is permitted to incur and except for shares of the separate classes or series of the Trust.

Nonfundamental policies may be changed by the Trustees of the Trust and without shareholder approval. As a matter of nonfundamental policy, the Fund may not:

     (1) purchase or retain securities of any open-end investment company or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event, the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

     (2) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (3) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (.5%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (.5%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (4) purchase securities on margin, make short sales or maintain a short position, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities;

     (5) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under federal securities laws, or in repurchase agreements not terminable within 7 days; or invest more than 5% of its total assets in restricted securities;

     (6) with the exception of U.S. Government securities, purchase securities of any issuer with a record of less than three years of continuous operations, including predecessors, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (7) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government;

     (8)  purchase or sell any put or call options or any combination thereof;

     (9)  enter into futures contracts or purchase options thereon;

     (10) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (11) borrow money (including reverse repurchase agreements), except as a temporary measure for emergency purposes, and not in excess of 5% of its total assets taken at market value, or borrow other than from banks; however, in the case of reverse repurchase agreements, the Fund may invest in such agreements with entities other than banks subject to total asset coverage of 300% for such agreements and all borrowings;

     (12) purchase warrants;

     (13) purchase or sell real estate limited partnership interests; and

     (14) lend securities, if the value of securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made, provided that the loans are fully collateralized and marked to market daily, and provided further that the entry of the Fund into repurchase agreements and the purchase of debt instruments are not deemed to be loans for purposes of this restriction. The Fund does not currently intend to make loans of portfolio securities that would amount to greater than 5% of the Fund's total assets in the coming year.

With respect to fundamental policy (2), the Fund may not purchase securities when borrowing exceeds 5% of the Fund's total assets. With respect to nonfundamental policy (1), above, to the extent that the Fund invests in securities of other investment companies, the Trust and the Manager will ensure that there will be no duplication of advisory fees. Further, no sales load will be paid by the Fund in connection with such investments.

Whenever an investment objective, policy or restriction set forth in the Prospectus or this Statement of Additional Information states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

ORGANIZATION OF THE FUND

The Fund is a diversified series of The Weiss Fund, an open-end management investment company registered under the 1940 Act. The Trust was organized on August 10, 1995 as a Massachusetts business trust under the name Weiss Treasury Fund. The Trust's name was changed in April 1999. The Trust is comprised of one series: Weiss Treasury Only Money Market Fund. The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value, all of which have equal rights as to voting, dividends and liquidation. Under the Trust's Declaration of Trust, the Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. Pursuant to the Declaration of Trust, the Trustees have the authority to terminate the Fund. This might occur, for example, if the Fund does not reach an economically viable size.

The assets of the Trust received for the issue or sale of the shares of each series (or class thereof) and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series (or class thereof) and constitute the underlying assets of such series (or class). The underlying assets of each series (or class thereof) are segregated on the books of account, and are to be charged with the liabilities in respect to such series (or class) and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of each class of each series of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. Generally, all classes of shares of a series will vote together, except with respect to a distribution plan applicable to a class of that series or when a class vote is required by the 1940 Act. A change in investment policy for a series would, for example, be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.
Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Fund is not required to and does not currently intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies, or approving certain contracts. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for the management of the affairs of the Fund. The Trustees oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

The following table sets forth information concerning the Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Trustees who are not "interested persons" are referred to herein as "Independent Trustees."

------------------------ -------------- -------------- ------------------------------------ --------------- --------------
 Name, Address and Age    Position(s)      Term of       Principal Occupation(s) During       Number of         Other
                           with the      Office* and              Past 5 Years              Portfolios in   Trustee-ships/
                             Trust        Length of                                          Fund Complex   Director-ships
                                         Time Served                                         Overseen by       Held by
                                                                                               Trustee         Trustee
------------------------ -------------- -------------- ------------------------------------ --------------- --------------


Esther S. Gordon, 61        Trustee         Since      President, Esther's Natural, Inc.          1             None
4600 E. Park Drive,                     November 30,   (November 1999 - present) (vitamin
Suite 201                                   1995       and supplements distributor);
Palm Beach Gardens, FL                                 Office Manager, Nutrition S'Mart
33410                                                  (February 2001 - present) (natural
                                                       food market).

Robert Z. Lehrer, 69        Trustee         Since      President, Wyndmoor Sales Co. Inc.         1             None
4600 E. Park Drive,                     November 30,   (1985 - present) (textiles).
Suite 201                                   1995
Palm Beach Gardens, FL
33410

Donald Wilk, 65             Trustee         Since      President, Donald Wilk Corporation         1             None
4600 E. Park Drive,                     November 30,   (1990 - present) (computer sales
Suite 201                                   1995       and credit card processing).
Palm Beach Gardens, FL
33410




The following table sets forth information concerning the officers, and the Trustees who are interested persons of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.


------------------------ -------------- -------------- ------------------------------------ --------------- --------------
 Name, Address and Age    Position(s)      Term of       Principal Occupation(s) During       Number of         Other
                           with the      Office* and              Past 5 Years              Portfolios in   Trustee-ships/
                             Trust        Length of                                          Fund Complex   Director-ships
                                         Time Served                                         Overseen by       Held by
                                                                                               Trustee         Trustee
------------------------ -------------- -------------- ------------------------------------ --------------- --------------


Martin D. Weiss, 56      President         Trustee     Editor of "Safe Money Report";             1           Director,
4600 E. Park Drive,      and Trustee**      since      President and Director, Weiss                            Weiss
Suite 201                               November 30,   Group, Inc. (1971 - present); Sole                     Research,
Palm Beach Gardens, FL                      1995,      Director, Weiss (November 1980 -                         Inc.
33410                                     President    present).
                                            since
                                        November 19,
                                            2001

Dana Nicholas, 43        Vice            Since April   Vice President, Weiss Research,            1             None
4600 E. Park Drive,      President,       18, 2002     Inc. (November 1994 - October
Suite 201                Secretary                     2001); Vice President, Weiss
Palm Beach Gardens, FL   and Trustee**                 Group, Inc. (November 1994 -
33410                                                  present); President, Weiss
                                                       (October 2001 - present).

Tracy K. Webb, 33        Treasurer          Since      Compliance Officer and Principal,          1              N/A
4600 E. Park Drive,                     December 31,   the Manager (July 2002 - April 2003);
Suite 201                                   2002       Financial Analyst, Weiss Ratings,
Palm Beach Gardens, FL                                 Inc. (December 1999 - July 2002);
33410                                                  Financial Advisor, Morgan Stanley
                                                       Dean Witter (July 1998 - December
                                                       1999).

Charles D. Curtis,       Assistant          Since      Vice President and Director of             1              N/A
Jr., 47                  Treasurer      December 31,   Accounting, PFPC Inc.
103 Bellevue Parkway,                       2002,      (1991-present).
Wilmington, DE 19809                      Treasurer
                                         from August
                                         9, 2002 to
                                        December 30,
                                            2002



*Each Trustee and officer serves for an indefinite term, until his or her successor is duly elected and qualified.

**Dr. Weiss and Ms. Nicholas are deemed to be "interested persons" of the Trust by virtue of their employment by Weiss.

The  Board  has an Audit  Committee,  an  Executive  Committee  and a  Valuation
Committee. The function of the Audit Committee is to assist the Board in fulfilling its responsibilities to shareholders of the Fund relating to accounting and reporting, internal controls and the adequacy of auditing relative thereto. The Audit Committee currently consists of the Independent Trustees, who are Esther S. Gordon, Robert Z. Lehrer and Donald Wilk. Mr. Wilk serves as Chairman of the Committee. During the last year, the Audit Committee held two meetings.

The function of the Executive Committee is to enable the Board to take action if necessary in the absence of the full Board. The Executive Committee currently consists of Martin D. Weiss and Dana Nicholas. During the last year, the Executive Committee held no meetings.

The function of the Valuation Committee is to consider the valuation of securities which may be difficult to price, although pricing difficulties are infrequent given the nature of the Fund's portfolio securities. The Valuation Committee currently consists of Martin D. Weiss and Dana Nicholas. During the last year, the Valuation Committee held no meetings.


As of April 7, 2003 all Trustees and officers of the Trust as a group owned beneficially less than 1% of the shares of the Fund. As of April 7, 2003, to the best of the Trust's knowledge, no person owned of record more than 5% of the Fund, except National Financial Services Corp. (for the exclusive benefit of its customers), One World Financial Center - Attn: Mutual Funds, 5th Floor, 200 Liberty Street, New York, New York 10281, which held of record 75.27% of the outstanding shares of the Fund in an omnibus account.


                             MANAGEMENT COMPENSATION
                      (Fiscal Year Ended December 31, 2002)



                                                      Pension or
                                                      Retirement                                  Total Compensation
                                   Aggregate          Benefits Accrued     Estimated Annual       from Trust and
                                   Compensation       as Part of Trust     Benefits Upon          Fund Complex Paid
Name (Position)                    from Trust         Expenses             Retirement             to Trustee
---------------                    ----------         --------             ----------             ----------


Charles D. Curtis, Jr.             None               None                 None                   None
(Assistant Treasurer)

Esther S. Gordon                   $4,000             None                 None                   $4,000
(Trustee)

Robert Z. Lehrer                   $4,000             None                 None                   $4,000
(Trustee)

Dana Nicholas*                     None               None                 None                   None
(Vice President, Trustee and
Secretary)

Tracy K. Webb**                    None               None                 None                   None
(Treasurer)

Martin D. Weiss                    None               None                 None                   None
(President and Trustee)

Donald Wilk                        $4,000             None                 None                   $4,000
(Trustee)




*Ms. Nicholas replaced Clara A. Maxcy as Vice President and Secretary of the Trust effective April 18, 2002.


**Ms. Webb replaced Charles D. Curtis, Jr. as Treasurer of the Trust effective December 31, 2002. Mr. Curtis replaced J. Barry Clause as Treasurer on August 9, 2002.


Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement for out-of-pocket expenses for serving in that capacity.

The following table sets forth the dollar range of shares of the Fund held directly or indirectly by the Trustees:




                                                  Aggregate Dollar Range in all
                       Dollar Range of Equity      Funds Overseen in the Weiss
   Name of Trustee      Securities in the Fund            Fund Complex
   ---------------      ----------------------            ------------


  Esther S. Gordon                $0                        $0
  Robert Z. Lehrer                $0                        $0
     Donald Wilk             $1 - 10,000               $1 - 10,000
  Martin D. Weiss*         $10,001 - 50,000          $10,001 - 50,000
    Dana Nicholas                 $0                        $0

* Mr. Weiss may be deemed to indirectly own additional shares of the Fund. Mr. Weiss is the majority shareholder of the Manager, which owns between $50,001 - $100,000 worth of shares of the Fund.



INVESTMENT ADVISORY AND OTHER SERVICES

Investment Manager

As stated in the Prospectus, the Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with the Manager, Weiss Money Management, Inc. Under the Advisory Agreement, the Manager provides continuing investment management for the Fund consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased for or sold by the Fund. The Manager is controlled (as that term is defined in the 1940 Act) by Martin D. Weiss, its sole director and shareholder.


The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 0.50% of the Fund's average net assets. Currently, the Manager contractually limits the Fund's total operating expenses (excluding interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 0.68% of the Fund's average net assets, which lowers the Fund's expenses and increase its yield. This contractual expense limitation may be terminated or revised each year, at which point the Fund's expenses may increase and its yield may be reduced. For the fiscal year ended December 31, 2000, the Manager received advisory fees of $111,041 from the Fund after waiving fees of $464,086 in order to maintain total Fund operating expenses at 0.50% of the Fund's average net assets. For the fiscal year ended December 31, 2001, the Manager received advisory fees of $304,188 from the Fund after waiving fees of $382,214 in order to maintain total Fund operating expenses at 0.60% of the Fund's average net assets from February 1 - December 31, 2001, and at 0.50% in January, 2001. For the fiscal year ended December 31, 2002, the Manager received advisory fees of $526,398 from the Fund after waiving fees of $426,219 in order to maintain total Fund operating expenses at 0.60% of the Fund's average net assets.


The Manager is responsible for fees and expenses of Trustees, officers and employees of the Trust who are affiliated with the Manager. The Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; transfer agent fees; the cost of preparing share certificates or other share-related expenses, such as expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Manager; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

Sub-Adviser


Delray Financial Corporation, 10356 St. Andrews Road, Boynton Beach, Florida 33436 ("Delray," or the "Sub-Adviser"), has been retained by the Manager to provide subadvisory services to the Fund. John N. Breazeale is the sole owner, principal executive officer and sole director of Delray, and was the portfolio manager for the Fund from its inception until 2001. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 32 years' experience in the securities industry. Under a subadvisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the investment of the Fund's assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager's independent judgment regarding the appropriateness of Delray's investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays the Sub-Adviser as compensation for Sub-Adviser's services to the Fund a quarterly fee in arrears at the rate of 10% of all fees payable during the same quarter by the Fund to the Adviser for investment advisory services provided pursuant to the Advisory Agreement, net of any fee waivers or expense reimbursements made by the Adviser with respect to the Fund relating to such quarter. The Manager pays the Sub-Adviser this quarterly fee out of the investment advisory fees it receives from the Fund.


In approving the Investment Advisory Agreement, the Board considered a number of factors, including: (1) performance of the Fund relative to funds with similar objectives; (2) the nature and quality of the services historically provided by the Manager; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) comparative data as to advisory fees and expense ratios relative to funds with similar objectives;
(5) the profitability to the Manager from the Investment  Management  Agreement;
(6) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of the Manager, including the Manager's experience in providing investment advice relating to the types of securities primarily invested in by the Fund; and (7) the expenses borne by shareholders of the Fund.

In considering the Subadvisory Agreement with the Sub-Adviser, the Board considered, among other things, that the Subadvisory Agreement would allow Mr. Breazeale, through Delray, to continue to provide investment advisory services to the Fund. The Board also considered the nature and quality of the portfolio management services that had been rendered by Mr. Breazeale and, in particular, Mr. Breazeale's qualifications as the previous portfolio manager for the Fund and information related to Mr. Breazeale's past record of performance with the Fund. In addition, the Board considered the importance of maintaining continuity of advisory services from Mr. Breazeale, through Delray. The Board also noted that the overall advisory fees would remain the same and that the advisory services to be provided by Delray under the Subadvisory Agreement would be substantially the same as the advisory services previously provided by Mr. Breazeale as portfolio manager for the Fund, although the Manager would retain ultimate discretion concerning whether to implement Mr. Breazeale's recommendations.

Based upon their review, the Board determined that the Investment Advisory Agreement and the Subadvisory Agreement are in the best interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Investment Advisory Agreement and the Subadvisory Agreement.

Distributor


The Fund's shares are sold on a continuous, best efforts basis by Weiss Funds, Inc. (the "Distributor"), 4600 E. Park Drive, Suite 201, Palm Beach Gardens, Florida 33410, a registered broker-dealer and wholly-owned subsidiary of the Manager. During the fiscal years ended December 31, 2000, 2001 and 2002, the Distributor received no sales commissions for the sale of Fund shares.


Code of Ethics

The Trust, the Manager and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. The Code of Ethics applicable to the Trust, the Manager and the Distributor, which applies to portfolio managers, research analysts and others involved in the investment advisory process, permits personal securities transactions, including securities that may be purchased or held by the Fund, subject to certain restrictions. For instance, the Code imposes time periods during which personal transactions may not be made in certain securities, and requires, among other things, the submission of duplicate broker confirmations and quarterly reporting of securities transactions. The Sub-Adviser has also adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. The Sub-Adviser's Code of Ethics permits its personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

Administrator

PFPC Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 ("PFPC"), performs various administrative and accounting services for the Fund. These services include maintenance of books and records, preparation of certain governmental filings and shareholder reports and computation of net asset values and dividend distributions. For its administrative services, PFPC receives a fee, payable monthly, of 0.09% of the average net assets of the Fund.


For the fiscal years ended December 31, 2000, 2001 and 2002, PFPC received $106,447, $126,663 and $175,844, respectively, from the Fund.


Transfer Agent, Dividend Disbursing Agent and Custodian

PFPC serves as the Fund's transfer agent, dividend disbursing agent and registrar. In its capacity as transfer agent, dividend disbursing agent and registrar, PFPC performs bookkeeping, data processing and administrative services incidental to the maintenance of shareholder accounts.

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as custodian for the Fund's portfolio securities and cash.

PERFORMANCE INFORMATION

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return


Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):


           T = (ERV/P)1/n - 1
  Where:

           P     =    a hypothetical initial investment of $1,000.
           T     =    average annual total return.
           n     =    number of years.
           ERV   =    ending redeemable value:
           ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Average annual total return of the Fund for the one- and five-year periods ended December 31, 2002, and for the period from June 28, 1996 (commencement of operations) through December 31, 2002 was 1.14%, 3.85% and 4.05%, respectively. The average annual total return percentage reflects fee waivers and expense reimbursements by the Fund's service providers. Without the waivers and reimbursements, the Fund's average annual total return for the same periods would have been 0.89%, 3.37% and 1.23%, respectively.

The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

Cumulative Total Return

In addition to average annual returns, the Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

                           C = (ERV/P) - 1
         Where:

         C        =        Cumulative Total Return.
         P        =        a hypothetical initial investment of $1,000.
         ERV      =        ending redeemable value:
                                            ERV is the value,  at the end of the
                           applicable   period,   of   a   hypothetical   $1,000
                           investment made at the beginning of the applicable period.


Cumulative total return of the Fund for the one- and five-year periods ended December 31, 2002 and for the period from June 28, 1996 (commencement of operations) through December 31, 2002 was 1.14%, 20.80% and 29.48%, respectively. The cumulative total return percentage reflects fee waivers and expense reimbursements by the Fund's service providers. Without the waivers and reimbursements, the Fund's cumulative total return for the same periods would have been 0.89%, 18.04% and 7.62%, respectively.


Total Return


Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return. The total return percentage reflects fee waivers and expense reimbursements by the Fund's service providers.


Capital Change

Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

Yield

Current Yield: Current yield is the net annualized yield based on a specified 7 calendar-days calculated at simple interest rates. Current yield is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such change by the value of the account at the beginning of the base period to obtain the base-period return. The base-period return is then annualized by multiplying it by 365/7; the resultant product equals net annualized current yield.


The current yield of the Fund for the seven-day period ended December 31, 2002 was 0.89%. The current yield percentage reflects fee waivers and expense reimbursements by the Fund's service providers. Without the waivers and reimbursements, the Fund's current yield for the same seven-day period would have been 0.87%.


Effective Yield: Effective yield for the Fund is the net annualized yield for a specified 7 calendar-days assuming a reinvestment in Fund shares of all dividends during the period (i.e., compounding). Effective yield is calculated by using the same base-period return used in the calculation of current yield, except that the base-period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


The Fund's effective yield for the seven-day period ended December 31, 2002 was 0.89%. The effective yield percentage reflects fee waivers and expense reimbursements by the Fund's service providers. Without the waivers and reimbursements, the Fund's effective yield for the same seven-day period would have been 0.87%.


As described above, current yield and effective yield are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance. Current yield and effective yield will vary based on changes in market conditions and the level of Fund expenses.

Comparison of Portfolio Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ Composite Index, the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and the statistics published by the Small Business Administration.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

From time to time, in marketing and other Fund literature, Trustees and officers of the Trust, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the assets that the Manager has under management in various geographical areas may be quoted in advertising and marketing materials.

Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risk/returns associated with an investment in bond or equity funds also will depend upon currency exchange fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Evaluation of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

BUYING SHARES

Share purchases are executed at the net asset value next calculated after a purchase order is received by the Fund's transfer agent in good order as described in the Prospectus under "Opening an Account" and "Adding to Your Investment". Purchases are made in full and fractional shares.

Fund shares may be purchased without a sales charge if you purchase them through the Fund's Distributor. Broker-dealers other than the Distributor may assess transaction charges in connection with purchases of Fund shares.

Shares generally begin to earn dividends on the day your purchase order is executed. Purchases by check are executed on the day the check is received in good order by the transfer agent and begin earning income on the day the purchase order is executed. The Fund may accept third party checks in payment for Fund shares subject to the Fund's operating procedures.


Individual Retirement Accounts ("IRAs"), Roth IRAs and Coverdell Education Savings Accounts. Shares of the Fund may be used as a funding medium for retirement plans, including IRAs, Roth IRAs and Coverdell Education Savings Accounts. Eligible individuals may establish an IRA, Roth IRA or Coverdell Education Savings Account by adopting a custodial account available from PNC Bank, National Association, which may impose a charge for establishing and/or maintaining the account.


REDEMPTIONS

The Trust may suspend the right of redemption of shares of the Fund and may postpone payment: (i) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the Shareholders of the Trust, or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the Fund's portfolio, although the Trust has no current intention to do so. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its investment income and any net realized capital gains. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. The Fund's expenses, including the management fee payable to the Manager, are accrued each day.

Distributions by the Fund are reinvested in the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. Dividends are declared daily. The Fund intends to distribute dividends on the last business day of each month. In general, if an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

The net income of the Fund is determined as of the close of regular trading on the Exchange, usually 4:00 p.m. New York time, on each day the Exchange is open for trading.

TAXES

The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.


General. The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S. Government securities and the securities of other regulated investment companies).


As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is distributed. The Fund intends to distribute such income.

If for any taxable year the Fund fails to qualify as a regulated investment company, the Fund will be subject to U.S. Federal income tax on its taxable income (with no deduction for distributions to shareholders), and Fund distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund's earnings and profits.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid that tax, the Fund must distribute during each calendar year an amount equal to
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Because it is not anticipated that any portion of the Fund's gross income will consist of dividends from domestic corporations, no portion of the dividends paid by the Fund to its corporate shareholders is expected to qualify for the dividends received deduction. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable to shareholders as long-term capital gains, whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares. Such distributions are not eligible for the dividends received deduction. The tax treatment of distributions from the Fund is the same whether the dividends are received in cash or in additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.

Discount. Certain of the bonds purchased by the Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by the Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity.

Backup Withholding. The Fund generally will be required to report to the IRS all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number;
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from state and local taxation. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

BROKERAGE ALLOCATION


Allocation of brokerage is supervised by the Manager. The primary objective of the Manager in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions) where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer. The Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons. For the fiscal years ended December 31, 2000, 2001 and 2002, the Fund did not pay any brokerage commissions in connection with portfolio transactions.


The Fund's purchases and sales of fixed-income securities are generally placed by the Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Manager's practice to place such orders with broker-dealers who supply research, market and statistical information to the Fund. The term "research market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Manager is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Manager does not place orders with brokers or dealers because the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research, market and statistical information from broker-dealers may be useful to the Fund and to the Manager, it is the opinion of the Manager that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Manager's staff. Such information may be useful to the Manager in providing services to clients other than the Fund and not all such information is used by the Manager in connection with the Fund. Conversely, such information provided to the Manager by broker-dealers through whom other clients of the Manager effect securities transactions may be useful to the Manager in providing services to the Fund.

NET ASSET VALUE

The net asset value per share of the Fund is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number shares of the Fund outstanding. For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of 12:00 noon and as of the close of regular trading on the Exchange on each business day except those holidays which the Exchange or the Federal Reserve Bank observe. The Exchange is normally closed on New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when the Fund's Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

The Fund uses the amortized cost method of security valuation in accordance with the Fund's procedures pursuant to Rule 2a-7 under the 1940 Act. Under this method, securities acquired by the Fund are valued at cost on the date of acquisition and thereafter assume a constant accretion of discount or amortization of premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instruments. If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information.

INDEPENDENT ACCOUNTANTS


Tait, Weller & Baker, located at Eight Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania, serves as the Fund's independent accountants and has been appointed to serve as the Fund's independent accountants for the fiscal year ending December 31, 2003. The services to be performed by Tait, Weller & Baker include audits of the Fund's annual financial statements and preparation of the Fund's federal and state income tax returns.


FINANCIAL STATEMENTS


The audited financial statements contained in the Fund's December 31, 2002 annual report, including the Report of Independent Accountants, Financial Highlights and Notes to Financial Statements, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information. The Financial Statements incorporated by reference herein have been so included in reliance on the report of Tait, Weller & Baker, the Fund's independent accountants, and given on the authority of that firm as experts in accounting and auditing.


ADDITIONAL INFORMATION


Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, MA 02116 serves as counsel to the Trust.

APPENDIX A

          DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
                        BOND AND COMMERCIAL PAPER RATINGS

[From Moody's Rating Definitions, www.moodys.com, December 2000, and "Standard & Poor's Municipal Ratings Handbook," September 2000 Issue (McGraw-Hill, New York,
2000).]

MOODY'S:

(a) CORPORATE BONDS. Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa  Bonds  which  are  rated  Baa  are   considered  as   medium-grade
obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based in varying degrees on the following considerations:

          o Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

          o    Nature of and provisions of the obligation; and

          o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         AAA An obligation rated `AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC, and C Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC  An  obligation  rated  `CC'  is  currently  highly   vulnerable  to
nonpayment.

         C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         D An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.'

         A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues rated `B' are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

PART C.  OTHER INFORMATION

Item 23: Exhibits:

          (a) Articles of Incorporation:

               (1) Declaration of Trust of the Registrant dated August 10, 1995, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

               (2) Establishment and Designation of Shares of Beneficial Interest, $.01 Par Value Per Share, filed with Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

               (3) Trustee's Certificate dated February 9, 1998, pertaining to termination of Weiss Intermediate Treasury Fund, filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (4) Redesignation of Series of Shares of Beneficial Interest (Weiss Treasury Bond Fund redesignated as Weiss Millennium Opportunity
          Fund) and Establishment and Designation of Classes of Shares of Beneficial Interest (Class A and Class S shares of Weiss Millennium Opportunity Fund established), filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (5) Trustee's Certificate dated May 15, 2002, pertaining to termination of Weiss Millennium Opportunity Fund, filed with this Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A.

          (b) By-laws:

               (1) By-Laws of the Registrant  dated August 10, 1995,  filed with
          Registrant's   initial   Registration   Statement  on  Form  N-1A  and
          incorporated by reference herein.

          (c)  Instruments   Defining  the  Rights  of  Security  Holders:   Not
          applicable.

          (d) Investment Advisory Contracts:

               (1) Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Only Money Market Fund, and Weiss Money
          Management, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (2) Investment Advisory Agreement between the Registrant, on behalf of Weiss Millennium Opportunity Fund, and Weiss Money Management, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (3) Sub-Advisory Agreement between Weiss Money Management, Inc., with respect to Weiss Millennium Opportunity Fund, and Harvest
          Advisors, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (4) Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc., filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (5) Sub-Advisory Agreement between Weiss Money Management, Inc., with respect to Weiss Millennium Opportunity Fund and Weiss Treasury Only Money Market Fund, and Delray Financial Corporation, filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (e) Underwriting Contracts:

               (1) Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (2) Addendum to the Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (3) Amendment to Distribution Agreement between the Registrant and Weiss Funds, Inc., filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (f) Bonus or Profit Sharing Contracts: Not applicable.

          (g) Custodian Agreements:

               (1) Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (2) Letter Agreement to Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (3) Amendment to Custodian Agreement between the Registrant and PNC Bank, filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (h) Other Material Contracts:

               (1) Transfer Agency and Service  Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (2) Letter Agreement to Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (3) Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (4) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (5) Amendment to Transfer Agency and Service Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (6) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (7) Letter Agreement to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (8) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC, Inc., filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (9) Expense Limitation Agreement between the Registrant, with respect to Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc., filed with this Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A.

          (i) Legal Opinion: Opinion and consent of counsel filed with this Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A.

          (j)  Other  Opinions:   Consent  and  report  of  independent   public
          accountants filed with this Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A.

          (k) Omitted Financial Statements: Not applicable.

          (l) Initial Capital Agreements:

               (1) Copy of Investment Representation Letter from Initial Shareholder, filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (m) Rule 12b-1 Plan: Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (n) Rule 18f-3 Plan: Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

          (p) Code of Ethics:

               (1) Code of Ethics of Registrant, Weiss Money Management, Inc. and Weiss Funds, Inc. filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (2)  Code  of  Ethics  of  Harvest  Advisors,   Inc.  filed  with
          Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

               (3) Code of Ethics of Delray Financial Corporation filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable.

Item 25.  Indemnification:

          A policy of insurance covering Weiss Money Management, Inc. and the Registrant insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Reference is made to Article IV of the Registrant's Declaration of Trust, dated August 10, 1995, filed with the Registrant's initial Registration Statement on Form N-1A and incorporated by reference herein.

Item 26.  Business and Other Connections of Investment Adviser:

          Reference is made to the Form ADV dated March 31, 2003 of Weiss Money Management, Inc. (SEC File No. 801-33726), investment adviser to Registrant's series. The information required by this Item 26 is incorporated by reference to such Form ADV.

Item 27.  Principal Underwriters:

          (a) Not applicable.

          (b) Name,
              Business            Positions and Offices  Positions and Offices
              Address             with Underwriter       with Registrant

              Martin D. Weiss(1)  Director               Trustee and President

              Steve Chapman(1)    President              None

              Dana Nicholas(1)    Secretary              Trustee, Vice President
                                                         and Secretary


              (1)   4600 E. Park Drive, Suite 201
                    Palm Beach Gardens, FL  33410

          (c) Not applicable.

Item 28.  Location of Accounts and Records:

          Weiss Money Management, Inc., 4600 E. Park Drive, Suite 201, Palm Beach Gardens, Florida 33410; PFPC Inc., Bellevue Park Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809; PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153.

Item 29.  Management Services:  Not applicable.

Item 30.  Undertakings:  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 30th day of April, 2003.

                                                   THE WEISS FUND



                                                   By:             *
                                                       -------------------------
                                                       Martin D. Weiss
                                                       President


*By: /s/ John V. O'Hanlon
     --------------------
     John V. O'Hanlon
     Attorney-in-fact


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                         Title               Date
         ----------                         -----               ----


              *                     Trustee and              April 30, 2003
---------------------------         President (Chief
Martin D. Weiss                     Executive Officer)



               ***                  Treasurer (Chief         April 30, 2003
----------------------------        Financial Officer)
Tracy Webb


               **                   Trustee                  April 30, 2003
----------------------------
Esther S. Gordon


               **                   Trustee                  April 30, 2003
----------------------------
Robert Z. Lehrer


               **                   Trustee, Vice President  April 30, 2003
----------------------------        and Secretary
Dana Nicholas


               **                   Trustee                  April 30, 2003
----------------------------
Donald Wilk


*, **, ***By:    /s/ John V. O'Hanlon
              -------------------------
                  John V. O'Hanlon
                  Attorney-in-fact

* Executed pursuant to power of attorney filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.

** Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A.

*** Executed pursuant to power of attorney filed with this Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A.

                                  EXHIBIT INDEX


       (a)(5) Trustee's Certificate dated May 15, 2002, pertaining to termination of Weiss Millennium Opportunity Fund, filed with this Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A.

      (h)(9) Expense Limitation Agreement between the Registrant, with respect to Weiss Treasury Only Money Market Fund, and Weiss Money Management, Inc., filed with this Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A.

         (i) Opinion and consent of counsel filed with this Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A.

         (j) Consent and report of independent public accountants filed with this Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A.